Bank Borrowings (Details) - Schedule of Carrying Values of the Company’s Pledged Assets to Secure Short-Term Borrowings - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Carrying Values of the Company’s Pledged Assets to Secure Short-Term Borrowings [Abstract]
Buildings, net	$ 3,432,150	$ 2,777,379	$ 2,499,131
Land use right, net	90,322	96,416	294,582
Total	$ 3,522,472	$ 2,873,795	$ 2,793,713